STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of valuation assumptions

The Company estimates the fair value of each stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions and the assumptions regarding the fair value of the underlying common stock on each measurement date. The weighted-average fair value of options granted during the nine month period ended September 30, 2016 was $0.16.

Nine Months Ended September 30, 2016
Expected volatility	116.0% - 117.0%
Risk-free interest rate	1.20% - 1.72%
Expected term (in years)	5.00
Expected dividend yield	0%

The Company estimates the fair value of each stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions and the assumptions regarding the fair value of the underlying common stock on each measurement date:

	Years ended December 31,
	2015	2014

Expected Volatility	104.1%-136.0%	99.0%
Risk-free interest rate	1.60%-2.22%	1.62%-1.72%
Expected term (in years)	6.00-9.59	6.00
Expected dividend yield	0%	0%

Schedule of stock option activity

A summary of stock option activity for the nine months ended September 30, 2016 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (years)
Outstanding as of December 31, 2015	5,926,654	$0.62	9.0
Granted	4,068,182	$0.20
Exercised	-	$-
Canceled	(1,247,476)	$0.72
Outstanding as of September 30, 2016	8,747,360	$0.41	8.9
Exercisable as of September 30, 2016	4,910,317	$0.46	8.5

A summary stock option activity for the year ended December 31, 2015 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2014	2,730,963	$0.78	9.0	$763,281
Granted	3,444,000	$0.47
Exercised	(124,906)	$0.24
Canceled	(123,403)	$0.44
Outstanding at December 31, 2015	5,926,654	$0.62	9.0	$8,848
Exercisable at December 31, 2015	1,581,064	$0.62	8.1	$8,834

Schedule of restricted stock activity

A summary of restricted stock activity for the nine months ended September 30, 2016 is as follows:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock as of December 31, 2015	282,119	$0.24
Issuance of restricted stock	140,910	$0.22
Vested	(380,362)	$0.23
Balance of unvested restricted stock as of September 30, 2016	42,667	$0.22

A summary of restricted stock activity for the year ended December 31, 2015 is as follows:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock at December 31, 2014	345,699	$0.23
Issuance of restricted stock	219,048	$0.30
Restrictions lapsed	(282,628)	$(0.29)
Balance of unvested restricted stock at December 31, 2015	282,119	$0.24